Software Development Costs (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Software Development Costs Abstract
Amortization of capitalized software development costs	$ 137	$ 100	$ 430	$ 293
Capitalized software development costs	62		62		$ 177
Impairment of capitalized software		$ 51	$ 238	$ 52	$ 550	$ 23